SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquisition of La Preciosa, net of cash & transaction costs	$ 0	$ 21,535
Shares acquired under terms of option agreements	95	83
Transfer of share-based payments reserve upon exercise of RSUs	1,019	899
Transfer of share-based payments reserve upon option exercise	0	15
Transfer of share-based payments reserve upon option cancellation or expiry	61	831
Equipment acquired under finance leases and equipment loans	3,193	1,827
Non-cash investing and financing activities	$ 4,368	$ 25,190